UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                              811-4888

Dreyfus Short Duration Bond Fund

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       5/31

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short Duration Bond Fund
February 28, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--4.5%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	520,000		515,545
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	1,100,000		1,099,968
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		552,205
Capital Auto Receivables Asset
Trust, Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		759,317
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,200,000	a	1,201,862
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	525,000	a	528,174
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	670,000		663,686
Santander Drive Auto Receivables
Trust, Ser. 2015-1, Cl. C	2.57	4/15/21	610,000		611,276
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	610,000		608,822
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. C	2.24	4/15/20	425,000	a	425,974
					6,966,829
Casinos & Gaming--.3%
Cleopatra Finance,
Sr. Scd. Notes	6.25	2/15/22	475,000	a	476,781
Commercial Mortgage Pass-Through Ctfs.--4.7%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	680,000	a,b	713,836
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	210,000	a	213,302
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	475,000	a	465,887
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	a	523,993
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	1,375,000		1,424,367
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C19, Cl. B	4.39	4/15/47	1,000,000	b	1,079,487
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C14, Cl. C	4.56	8/15/46	850,000	b	905,316
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		904,176
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		906,053
					7,136,417
Consumer Discretionary--3.0%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	750,000		827,403
Comcast,
Gtd. Notes	5.90	3/15/16	500,000		527,030
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	590,000	a	665,778
Dana Holding,
Sr. Unscd. Notes	5.50	12/15/24	400,000		415,000

Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/23	500,000		497,472
Sky,
Gtd. Notes	3.75	9/16/24	750,000	a	775,127
Time Warner,
Gtd. Notes	4.88	3/15/20	725,000		814,863
					4,522,673
Consumer Staples--1.2%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		499,609
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	a	513,519
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	725,000	a	758,636
					1,771,764
Energy--6.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	335,000		375,193
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	170,000		170,793
BP Capital Markets,
Gtd. Bonds	2.52	1/15/20	575,000		583,869
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	500,000		523,557
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	750,000	c	814,618
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	780,000	c	765,892
EQT,
Sr. Unscd. Notes	4.88	11/15/21	340,000		357,009
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		597,465
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	910,000		973,700
Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	1,500,000		1,652,529
Phillips 66 Partners,
Sr. Unscd. Notes	2.65	2/15/20	540,000		543,725
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		511,316
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,000,000		1,032,671
Unit,
Gtd. Notes	6.63	5/15/21	250,000		250,625
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	700,000		718,824
					9,871,786
Financial--15.5%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	a	508,566
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	a	527,635
Ally Financial,
Gtd. Notes	4.63	6/26/15	250,000		252,969
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	585,000		560,464
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,034,538
Bank of America,
Sub. Notes	4.25	10/22/26	885,000		908,147
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,150,000		1,278,279

Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	500,000		532,001
Brixmor Operating Partners,
Sr. Unscd. Notes	3.85	2/1/25	750,000		760,478
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	250,000		260,625
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	720,000		759,568
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	500,000	a	502,452
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		515,706
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	405,000	a	432,338
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	500,000		553,623
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.07	3/12/19	1,115,000	b	1,107,354
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	555,000		607,248
General Electric Capital,
Sr. Unscd. Notes	0.76	1/14/19	650,000	b	651,345
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,385,000		1,597,704
General Motors Financial,
Gtd. Notes	3.15	1/15/20	750,000		758,818
Goldman Sachs Group,
Sr. Unscd. Notes	1.86	11/29/23	555,000	b	575,261
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,710,000		1,724,937
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	500,000		532,801
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	500,000		504,427
International Lease Finance,
Sr. Unscd. Notes	3.88	4/15/18	500,000		513,750
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.63	5/15/18	1,700,000		1,694,844
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	500,000	a	552,979
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	1,600,000		1,648,894
Pacific Lifecorp,
Sr. Unscd. Notes	6.00	2/10/20	670,000	a	759,557
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	665,000		778,518
Synchrony Financial,
Sr. Unscd. Bonds	3.00	8/15/19	380,000		386,789
					23,782,615
Foreign/Governmental--.5%
Latvian Government,
Sr. Unscd. Notes	2.75	1/12/20	390,000	a	394,068
Lithuanian Government,
Sr. Unscd. Notes	6.63	2/1/22	320,000	a	398,000
					792,068
Health Care--2.0%
Amerisourcebergen,
Sr. Unscd. Notes	3.25	3/1/25	215,000		217,665
Becton Dickinson and Company,
Sr. Unscd. Notes	2.68	12/15/19	995,000		1,017,013
Fresenius Medical Care US Finance
II, Gtd. Notes	4.13	10/15/20	250,000	a	258,750

Medtronic,
Gtd. Notes	2.50	3/15/20	805,000	a	819,342
Mylan,
Gtd. Notes	3.13	1/15/23	775,000	a	763,714
					3,076,484
Industrial--.7%
AECOM,
Gtd. Notes	5.75	10/15/22	410,000	a	430,500
Waste Management,
Gtd. Notes	6.10	3/15/18	600,000		677,699
					1,108,199
Information Technology--.1%
Open Text,
Gtd. Notes	5.63	1/15/23	150,000	a	154,875
Materials--2.9%
ArcelorMittal,
Sr. Unscd. Notes	4.50	3/1/16	250,000	b	257,813
ArcelorMittal,
Sr. Unscd. Notes	6.25	3/1/21	350,000	b	382,813
Dow Chemical,
Sr. Unscd. Notes	3.00	11/15/22	450,000		452,041
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	400,000		398,657
INEOS Finance,
Sr. Scd. Notes	8.38	2/15/19	385,000	a	412,046
LYB International Finance,
Gtd. Notes	4.00	7/15/23	725,000		768,518
LyondellBasell Industries,
Sr. Unscd. Notes	5.00	4/15/19	900,000		993,922
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	705,000	c	763,195
					4,429,005
Municipal Bonds--.2%
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	350,000		353,577
Telecommunications--2.1%
AT&T,
Sr. Unscd. Notes	1.17	11/27/18	465,000	b	470,339
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	365,000		383,270
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	175,000		199,828
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,147,921
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	725,000		768,823
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	275,000	a	287,375
					3,257,556
U.S. Government Agencies/Mortgage-Backed--2.6%
Federal Home Loan Mortgage Corp:
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			1,203	b,d	1,203
Federal National Mortgage Association:
5.50%, 4/1/16			21,633	d	22,861
Government National Mortgage Association I:
Ser. 2012-67, Cl. AB,
1.59%, 6/16/39			1,168,684		1,167,163
Ser. 2012-78, Cl. A, 1.68%,
3/16/44			1,558,729		1,535,710
Ser. 2012-46, Cl. AB,

1.77%, 11/16/38			1,338,100		1,335,110
					4,062,047
U.S. Treasury Floating Rate Notes--5.0%
0.09%, 7/31/16			7,650,000	b	7,650,130
U.S. Treasury Notes--44.6%
1.50%, 6/30/16			67,450,000		68,424,855
Utilities--2.6%
AES,
Sr. Unscd. Notes	8.00	6/1/20	475,000		547,438
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	290,000	a	303,775
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	145,000	a	153,700
Enel Finance International,
Gtd. Notes	6.25	9/15/17	350,000	a	389,985
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000		553,504
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000		1,109,585
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	900,000		971,783
					4,029,770
Total Bonds and Notes
(cost $151,869,951)					151,867,431
			Principal
Short-Term Investments--.3%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 8/13/15
(cost $519,899)			520,000	[e]	519,852

Other Investment--.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $563,726)			563,726	[f]	563,726
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,635,900)			1,635,900	[f]	1,635,900
Total Investments (cost $154,589,476)			100.7%		154,586,909
Liabilities, Less Cash and Receivables			(.7%)		(1,132,837)
Net Assets			100.0%		153,454,072

GO - General Obligation
REIT - Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities were valued at $15,312,526 or 10.0% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At February 28, 2015, the value of the fund's securities on loan was
$1,684,434 and the value of the collateral held by the fund was $1,742,821, consisting of cash collateral of
$1,635,900 and U.S. Government & Agency securities valued at $106,921.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized depreciation on investments was $2,567 of which $966,273 related to appreciated investment securities and $968,840 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	52.2
Corporate Bonds	36.8
Commercial Mortgage-Backed	4.7
Asset-Backed	4.5
Short-Term/Money Market Investments	1.8
Foreign/Governmental	.5
Municipal Bonds	.2
100.7
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
February 28, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 2/28/2015 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	188	(22,424,875)	June 2015	17,625
U.S. Treasury 10 Year Notes	169	(21,597,672)	June 2015	(24,726)

Gross Unrealized Appreciation				17,625
Gross Unrealized Depreciation				(24,726)

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	6,966,829	-	6,966,829
Commercial Mortgage-Backed	-	7,136,417	-	7,136,417
Corporate Bonds+	-	56,481,508	-	56,481,508
Foreign Government	-	792,068	-	792,068
Municipal Bonds+	-	353,577	-	353,577
Mutual Funds	2,199,626	-	-	2,199,626
U.S. Government Agencies/Mortgage-Backed	-	4,062,047	-	4,062,047
U.S. Treasury	-	76,594,837	-	76,594,837
Other Financial Instruments:
Financial Futures++	17,625	-	-	17,625
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(24,726)	-	-	(24,726)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end February 28, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short Duration Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)